Common shares - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 shares
Common shares.
Common stock, shares authorized	1,000,000,000
Common stock, par value | $ / shares	$ 0.00025
Number of votes per common share | Vote	1
Common stock, shares outstanding	325,047,736	337,257,946